INVENTORIES (Schedule of Components of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 2,457	$ 2,725
Work-in-progress	1,879	2,144
Finished goods	1,431	1,304
Total Inventories	$ 5,767	$ 6,173